Prepayments (Tables)	6 Months Ended
Jun. 30, 2024
Prepayments [Abstract]
Schedule of Prepayments
	As of
	June 30, 2024	December 31, 2023
	US$’000	US$’000

Prepayment to suppliers (1)	46,417	33,972
Prepaid offering costs (2)	-	2,696
Advances for extension fee (3)	-	2,830
Others	40	68
Prepayments	46,457	39,566
(1)	Prepayment to suppliers primarily represented hosting services fee, hash rate fee and other service fees prepaid to suppliers for which the relevant services have not been rendered.
(2)	Prepaid offering costs were costs related to business combination with Arisz Acquisition Corp. (“Arisz”) and were charged to “Additional paid-in capital” upon completion of the business combination. Such costs primarily include legal and advisory cost.
(3)	Advances for extension fee related to prepayments to Arisz for the extension to consummate the business combination and were charged to “Additional paid-in capital” upon completion of the business combination.